Loan Delinquency and Non-Accrual Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Retail Loans USD ($)	Mar. 31, 2014 Retail Loans INR	Mar. 31, 2013 Retail Loans INR	Mar. 31, 2014 Retail Loans Auto loans USD ($)	Mar. 31, 2014 Retail Loans Auto loans INR	Mar. 31, 2013 Retail Loans Auto loans INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2014 Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Retail Loans Retail Business Banking USD ($)	Mar. 31, 2014 Retail Loans Retail Business Banking INR	Mar. 31, 2013 Retail Loans Retail Business Banking INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Retail Loans Housing loans USD ($)	Mar. 31, 2014 Retail Loans Housing loans INR	Mar. 31, 2013 Retail Loans Housing loans INR	Mar. 31, 2014 Retail Loans Other retail USD ($)	Mar. 31, 2014 Retail Loans Other retail INR	Mar. 31, 2013 Retail Loans Other retail INR	Mar. 31, 2014 Wholesale loans USD ($)	Mar. 31, 2014 Wholesale loans INR	Mar. 31, 2013 Wholesale loans INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due USD ($)	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Retail Loans Auto loans INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Retail Loans Auto loans INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Retail Loans Retail Business Banking INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Retail Loans Retail Business Banking INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Retail Loans Housing loans INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Retail Loans Housing loans INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Retail Loans Other retail INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Retail Loans Other retail INR	Mar. 31, 2014 Financing Receivable, 31 to 90 Days Past Due Wholesale loans INR	Mar. 31, 2013 Financing Receivable, 31 to 90 Days Past Due Wholesale loans INR	Mar. 31, 2014 Impaired / 91 days or more past due USD ($)	Mar. 31, 2014 Impaired / 91 days or more past due INR	Mar. 31, 2013 Impaired / 91 days or more past due INR	Mar. 31, 2014 Impaired / 91 days or more past due Retail Loans Auto loans INR	Mar. 31, 2013 Impaired / 91 days or more past due Retail Loans Auto loans INR	Mar. 31, 2014 Impaired / 91 days or more past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Impaired / 91 days or more past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Impaired / 91 days or more past due Retail Loans Retail Business Banking INR	Mar. 31, 2013 Impaired / 91 days or more past due Retail Loans Retail Business Banking INR	Mar. 31, 2014 Impaired / 91 days or more past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Impaired / 91 days or more past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Impaired / 91 days or more past due Retail Loans Housing loans INR	Mar. 31, 2013 Impaired / 91 days or more past due Retail Loans Housing loans INR	Mar. 31, 2014 Impaired / 91 days or more past due Retail Loans Other retail INR	Mar. 31, 2013 Impaired / 91 days or more past due Retail Loans Other retail INR	Mar. 31, 2014 Impaired / 91 days or more past due Wholesale loans INR	Mar. 31, 2013 Impaired / 91 days or more past due Wholesale loans INR	Mar. 31, 2014 Total current or less than 31 days past due USD ($)	Mar. 31, 2014 Total current or less than 31 days past due INR	Mar. 31, 2013 Total current or less than 31 days past due INR	Mar. 31, 2014 Total current or less than 31 days past due Retail Loans Auto loans INR	Mar. 31, 2013 Total current or less than 31 days past due Retail Loans Auto loans INR	Mar. 31, 2014 Total current or less than 31 days past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2013 Total current or less than 31 days past due Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Total current or less than 31 days past due Retail Loans Retail Business Banking INR	Mar. 31, 2013 Total current or less than 31 days past due Retail Loans Retail Business Banking INR	Mar. 31, 2014 Total current or less than 31 days past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2013 Total current or less than 31 days past due Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Total current or less than 31 days past due Retail Loans Housing loans INR	Mar. 31, 2013 Total current or less than 31 days past due Retail Loans Housing loans INR	Mar. 31, 2014 Total current or less than 31 days past due Retail Loans Other retail INR	Mar. 31, 2013 Total current or less than 31 days past due Retail Loans Other retail INR	Mar. 31, 2014 Total current or less than 31 days past due Wholesale loans INR	Mar. 31, 2013 Total current or less than 31 days past due Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 53,804.4	3,228,261.3	2,538,245.8	$ 36,472.3	2,188,337.7	1,729,503.7	$ 6,796.9	407,811.6	365,974.3	$ 5,789.9	347,393.8	289,691.1	$ 8,657.9	519,472.2	399,623.1	$ 4,672.9	280,372.2	274,074.4	$ 3,219.7	193,180.5	168,048.6	$ 7,335.0	440,107.4	232,092.2	$ 17,332.1	1,039,923.6	808,742.1	$ 351.1	21,065.7	19,074.7	2,326.2	1,419.7	1,940.5	2,346.4	3,815.1	3,466.7	7,500.8	6,577.8	83.2	58.4	3,947.7	2,263.9	1,452.2	2,941.8	$ 494.8	29,686.5	21,132.1	1,845.2	1,238.7	1,984.4	1,550.6	7,104.6	5,790.1	6,207.8	3,657.9	205.8	268.0	3,580.5	2,073.8	8,758.2	6,553.0	$ 52,958.5	3,177,509.1	2,498,039.0	403,640.2	363,315.9	343,468.9	285,794.1	508,552.5	390,366.3	266,663.6	263,838.7	192,891.5	167,722.2	432,579.2	227,754.5	1,029,713.2	799,247.3